United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                 Amendment No. 1

                                       to

                                   Form N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number: 811-06251

               ALLIANCEBERNSTEIN MULTI-MARKET STRATEGY TRUST, INC.

               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                   Date of reporting period: October 31, 2004

The following amends and restates Item 4 of Form N-CSR file on January 10, 2005, Accession Number 0000936772-05-000028

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent auditor Ernst & Young LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include multi-class distribution testing, advice and education on accounting and auditing issues, and consent letters; and (iii) tax compliance, tax advice and tax return preparation.

                                                        Audit-Related
                                           Audit Fees       Fees       Tax Fees
                                           ----------   -------------  --------
AllianceBernstein Multi-Market      2003     $52,000       $6,047       $14,814
Strategy Trust Inc.
                                    2004     $54,000       $3,290       $23,038

(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):
 :


                                                                                   Total Amount of
                                                                                  Foregoing Column
                                                                                 Pre-approved by the
                                                          All Fees for             Audit Committee
                                                       Non-Audit Services       (Portion Comprised of
                                                        Provided to the          Audit Related Fees)
                                                     Portfolio, the Adviser     (Portion Comprised of
                                                     and Service Affiliates           Tax Fees)
                                                     ----------------------     ---------------------
AllianceBernstein Multi-Market Strategy    2003             $769,826                  $407,861
Trust, Inc.                                                                          ($393,047)
                                                                                      ($14,814)
                                           2004            $1,128,060                 $176,328
                                                                                     ($153,290)
                                                                                      ($23,038)


(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.




ITEM 11. EXHIBITS.

The following exhibits are attached to this Form N-CSR:

         EXHIBIT NO.     DESCRIPTION OF EXHIBIT
         -----------     ----------------------

         11 (b) (1)      Certification of Principal Executive Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (b) (2)      Certification of Principal Financial Officer Pursuant
                         to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Multi-Market Strategy Trust, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    May 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President


Date:    May 10, 2005

By:      /s/ Mark D. Gersten
         -----------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    May 10, 2005